Revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Rendering of services
Service revenue	₨ 29,967,698		₨ 25,329,497	₨ 21,718,351
Installation service revenue	482,246		330,129	317,395
Revenue from rendering of services	30,449,944	$ 370,361	25,659,626	22,035,746
Sale of products	2,953,782	35,927	1,366,049	2,283,796
Revenue	₨ 33,403,726	$ 406,288	₨ 27,025,675	₨ 24,319,542